Property, Plant and Equipment, net (Schedule of Property, Plant and Equipment, net) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance	₪ 1,659
Balance	1,598	₪ 1,659
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5,642	6,305
Additions	348	301
Disposals	(324)	(964)
Discontinuance of consolidation (see Note 7B)	(4)
Balance	5,662	5,642
Cost [Member] | Communications network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5,064	5,671
Additions	189	189
Disposals	(262)	(796)
Discontinuance of consolidation (see Note 7B)	(2)
Balance	4,989	5,064
Cost [Member] | Control and testing equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	79	124
Additions		1
Disposals	(20)	(46)
Discontinuance of consolidation (see Note 7B)	(1)
Balance	58	79
Cost [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5	7
Additions	2
Disposals		(2)
Discontinuance of consolidation (see Note 7B)	(1)
Balance	6	5
Cost [Member] | Computers, furniture and landline communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	370	347
Additions	151	105
Disposals	(25)	(82)
Discontinuance of consolidation (see Note 7B)
Balance	496	370
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	124	156
Additions	6	6
Disposals	(17)	(38)
Discontinuance of consolidation (see Note 7B)
Balance	113	124
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,983	4,560
Depreciation	397	375
Disposals	(314)	(952)
Discontinuance of consolidation (see Note 7B)	(2)
Balance	4,064	3,983
Accumulated Depreciation [Member] | Communications network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,673	4,185
Depreciation	273	284
Disposals	(252)	(796)
Discontinuance of consolidation (see Note 7B)	(2)
Balance	3,692	3,673
Accumulated Depreciation [Member] | Control and testing equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	62	96
Depreciation	7	12
Disposals	(20)	(46)
Discontinuance of consolidation (see Note 7B)
Balance	49	62
Accumulated Depreciation [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5	7
Depreciation	1
Disposals	(1)	(2)
Discontinuance of consolidation (see Note 7B)
Balance	5	5
Accumulated Depreciation [Member] | Computers, furniture and landline communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	160	168
Depreciation	105	67
Disposals	(24)	(75)
Discontinuance of consolidation (see Note 7B)
Balance	241	160
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	83	104
Depreciation	11	12
Disposals	(17)	(33)
Discontinuance of consolidation (see Note 7B)
Balance	77	83
Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,659	1,745
Balance	1,598	1,659
Carrying amount [Member] | Communications network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,391	1,486
Balance	1,297	1,391
Carrying amount [Member] | Control and testing equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	17	28
Balance	9	17
Carrying amount [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Balance	1
Carrying amount [Member] | Computers, furniture and landline communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	210	179
Balance	255	210
Carrying amount [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	41	52
Balance	₪ 36	₪ 41